Document and Entity Information	Jan. 29, 2021
Cover [Abstract]
Entity Registrant Name	NuVasive, Inc.
Amendment Flag	true
Amendment Description	On February 1, 2021, NuVasive, Inc. (the “Company”) filed a Current Report on Form 8-K in which it announced that the Board of Directors of the Company (the “Board”) had elected Siddhartha C. Kadia, Ph.D. as a director of the Company, effective February 1, 2021. At the time of his election, Dr. Kadia was not appointed to serve on a Board committee. The Company is filing this Form 8-K/A to report that Dr. Kadia was appointed to serve as a member of the Compensation Committee of the Board, effective as of February 23, 2021. As of February 23, 2021, the members of the Compensation Committee were Daniel J. Wolterman (Chair), Robert F. Friel, Siddhartha C. Kadia, Ph.D., and Donald J. Rosenberg.
Entity Central Index Key	0001142596
Document Type	8-K/A
Document Period End Date	Jan. 29, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50744
Entity Tax Identification Number	33-0768598
Entity Address, Address Line One	7475 Lusk Boulevard
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	909-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	NUVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false